Investment and return - Schedule of Cash Resources and Other Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash at bank and in hand	€ 2,553	€ 2,505
Short-term deposits	1,743	811
Other cash equivalents	30	99
Cash and cash equivalents	4,326	3,415
Other financial assets
Financial assets at amortised cost	772	750
Financial assets at fair value through other comprehensive income	0	1
Financial assets at fair value through profit or loss:
Other current financial assets	1,435	1,156
Current financial assets	5,761	4,571
Financial assets at fair value through profit or loss:
Financial assets at amortised cost	232	208
Financial assets at fair value through other comprehensive income	407	526
Non-current financial assets at fair value through profit or loss:
Other non-current financial assets	1,154	1,198
Non-Current financial assets	1,154	1,198
Other financial assets
Financial assets at amortised cost	1,004	958
Financial assets at fair value through other comprehensive income	407	527
Financial assets at fair value through profit or loss
Other financial assets	2,589	2,354
Total	6,915	5,769
Equity Investments included in financial assets at fair value through other comprehensive income	402	521
Movement of equity investments	41	174
Assets in trust fund benefit obligations	39	38
Investment option over non controlling interest in subsidiary	41	43
Derivatives
Financial assets at fair value through profit or loss:
Current	238	76
Non-current financial assets at fair value through profit or loss:
Non-current	51	52
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	289	128
Other
Financial assets at fair value through profit or loss:
Current	425	329
Non-current financial assets at fair value through profit or loss:
Non-current	464	412
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	889	741
Judicial Deposit
Financial assets at fair value through profit or loss:
Financial assets at amortised cost	€ 199	€ 157